Pension Benefit Plans - (Weighted Average Assumptions Used To Determine Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	1.30%	1.30%
Expected long-term return on plan assets	3.60%	3.70%
Rate of compensation increase	1.30%	1.30%